Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2019

FRX-X15-QTLY-0220
1.906837.110

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $409,359,112)	41,048,589	447,840,102

International Equity Funds - 17.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $253,297,454)	22,541,456	296,870,972

Bond Funds - 38.9%
Fidelity Series Bond Index Fund (a)	58,926,307	609,298,009
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,743,939	50,604,100
TOTAL BOND FUNDS
(Cost $643,795,266)		659,902,109

Inflation-Protected Bond Funds - 6.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $103,184,448)	10,318,352	103,699,433

Short-Term Funds - 11.1%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $188,244,534)	18,825,775	188,257,749
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,597,880,814)		1,696,570,365
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84,911)
NET ASSETS - 100%		$1,696,485,454

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$645,549,145	$52,042,648	$10,329,423	$220,807	$15,570,705	$609,298,009
Fidelity Series Global ex U.S. Index Fund	178,708,770	113,167,338	15,344,142	6,017,954	103,312	20,235,694	296,870,972
Fidelity Series Inflation-Protected Bond Index Fund	77,589,300	30,187,603	6,213,569	1,341,939	87,729	2,048,370	103,699,433
Fidelity Series Long-Term Treasury Bond Index Fund	40,310,575	20,187,130	9,196,246	4,356,214	628,774	(1,326,133)	50,604,100
Fidelity Series Total Market Index Fund	--	548,962,949	142,091,752	6,089,448	2,487,915	38,480,990	447,840,102
Fidelity Series Treasury Bill Index Fund	137,794,811	60,074,174	9,756,393	2,486,828	1,198	143,959	188,257,749
Fidelity Total Market Index Fund Class F	417,999,393	8,117,252	440,157,037	1,944,170	226,412,635	(212,372,243)	--
Fidelity U.S. Bond Index Fund Class F	466,952,280	6,733,341	472,702,192	1,036,407	547,988	(1,531,417)	--
Total	$1,319,355,129	$1,432,978,932	$1,147,503,979	$33,602,383	$230,490,358	$(138,750,075)	$1,696,570,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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